Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Number of reportable segments	2	2
Rebates percentage	15.00%	15.00%
R&D grant (in Dollars)	$ 221,620
Plant and Equipment [Member] | Bottom of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	2 years	2 years
Plant and Equipment [Member] | Top of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years	5 years
Furniture, fittings and equipment [Member] | Bottom of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years	3 years
Furniture, fittings and equipment [Member] | Top of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	15 years	15 years
Right-of-use assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years	3 years
Medical Technology Enterprise Consortium [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
R&D grant (in Dollars)				$ 369,045
Henry M Jackson Foundation [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
R&D grant (in Dollars)		$ 2,158,936		$ 306,595